Fixed assets, net	6 Months Ended
Jun. 30, 2019
Fixed assets, net
Fixed assets, net

4      Fixed assets, net

As of December 31, 2018, the Company recorded an impairment loss of $210.7 million in relation to ten of its vessels that are held and used. Fair value of each vessel was determined by management with the assistance from valuations obtained by third party independent shipbrokers.

The residual value (estimated scrap value at the end of the vessels’ useful lives) of the fleet was estimated at $378.2 million as of June 30, 2019 and as of December 31, 2018. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.

In connection with the 2018 debt refinancing, the Company undertook to seek to refinance two of its 13,100 TEU vessels, the Hyundai Honour and Hyundai Respect, which refinancing was completed on April 12, 2019 through a sale and leaseback arrangement with a term of five years, at the end of which the Company will reacquire the vessels for an aggregate amount of $52.6 million or earlier, at the Company’s option, for a purchase price set forth in the agreement. The net proceeds amounting to $144.8 million were applied pro rata to partially repay the existing credit facilities (Club Facility, Credit Suisse Facility, Citibank $114 mil. Facility and Citibank $123.9 mil. Facility) secured by mortgages on such vessels. This arrangement was recorded as failed sale and leaseback by the Company with the received proceeds recognized as a financial liability.

The scheduled leaseback instalments subsequent to June 30, 2019 are as follows (in thousands):

Instalments due by period ended:
June 30, 2020	$31,304
June 30, 2021	32,522
June 30, 2022	32,521
June 30, 2023	32,522
June 30, 2024	77,127
Total leaseback instalments	205,996
Less: Imputed interest	(61,559)
Total leaseback obligation	144,437
Less: Current leaseback obligation	(14,097)
Leaseback obligation, net of current portion	$130,340